Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Operating Expense [Abstract]
Summary of Detailed Information of Other Operating Expense

	2025		2024		2023

	Insurance related	Non-Insurance related	Insurance related	Non-Insurance related	Insurance related	Non-Insurance related

Policyholder claims and benefits	(6,258)	-	(6,520)	-	(6,965)	-

Onerous contract losses (and reversals)	(1,132)	-	(1,111)	-	(1,081)	-

Commissions	(1,533)	(928)	(1,449)	(937)	(1,403)	(1,069)

Handling and clearing fees	-	(27)	-	(30)	-	(32)

Right-of-use assets – interest expense	-	(6)	-	(6)	-	(7)

Employee expenses	(567)	(1,285)	(620)	(1,198)	(604)	(1,107)

Administration expenses	(523)	(684)	(500)	(785)	(551)	(780)

Deferred transaction expenses	-	43	-	35	-	29

Amortization of deferred expenses	-	(23)	-	(22)	-	(21)

Amortization of other intangibles	-	(18)	-	(17)	-	(13)

Total	(10,012)	(2,928)	(10,200)	(2,961)	(10,604)	(3,000)

Amounts attributed to acquisition cash flows	1,151		983	-	956	-

Amortization of acquisition cash flows	(538)		(553)	-	(558)	-

Amortization of acquisition cash flows PAA	(24)		(20)	-	(19)	-

Total other operating expenses	(9,423)	(2,928)	(9,790)	(2,961)	(10,226)	(3,000)

Summary of Employee Expenses

Employee expenses	2025	2024	2023

Salaries	(1,189)	(1,205)	(1,131)

Post-employment benefit costs	(133)	(127)	(125)

Social security charges	(119)	(118)	(107)

Other personnel costs	(352)	(310)	(294)

Shares	(59)	(58)	(54)

Total	(1,852)	(1,818)	(1,711)

Included in employee expenses:

Defined contribution expenses	(61)	(61)	(57)

Summary of Cumulative Number of Shares and Their Status in Relation to Active Long Term Incentive Plans and Allocated Variable Compensation to Identified Staff
The overview below shows the cumulative number of shares and their status across long-term and short-term incentive plans, fixed compensation, and sign-on
arrangements.

Number of shares per plan year	2021	2022	2023	2024	2025	Total

Conditionally granted 1	9,449,451	7,495,307	7,932,942	8,145,463	7,941,585	40,964,748

Allocated 2	13,297,242	10,953,082	10,831,102 3	8,357,507 4	600,544 5	44,039,477

1	The at-target number of shares that were conditionally granted as variable compensation for the plan year.
2	The allocated number of shares as variable compensation based on the actual performance during the plan year.
3
The number of allocated shares for 2023 has been updated to reflect the final shares allocation which became available after the publication date of the annual report 2023. In 2023, the annual report only reflected shares as part of fixed compensation and/or sign-on
arrangements for a total of 1,511,212 shares.

4
The number of allocated shares for 2024 has been updated to reflect the share allocation from the
1-year
performance period share plans which became available after the publication date of the annual report 2024. In 2024, the annual report only reflected shares as part of fixed compensation and/or sign-on
arrangements for a total of 893,378 shares. 795,239 shares remain conditionally granted for the 2024 plan year; these are scheduled to be allocated in 2027 following completion of the
3-year
performance period.

5	The number of allocated shares for 2025 only reflect the shares as part of fixed compensation and/or sign-on arrangements.

Number of shares per plan year
	2021	2022	2023	2024	2025	Total

Unvested on January 1, 2023	13,787,592	9,447,642	-	-	-	23,235,234

Conditionally granted as variable compensation 1	-	-	7,932,942	-	-	7,932,942

Allocated 2	(16,864)	1,321,701	1,511,212	-	-	2,816,049

Forfeited	(437,677)	(182,796)	(49,968)	-	-	(670,441)

Vested	(747,687)	(663,161)	(31,033)	-	-	(1,441,881)

Unvested on December 31, 2023	12,585,364	9,923,386	9,363,153	-	-	31,871,903

Conditionally granted as variable compensation 1	-	-	-	8,145,463	-	8,145,463

Allocated 2	3,784	19,342	1,386,948	893,378	-	2,303,452

Forfeited	(177,945)	(132,531)	(246,640)	-	-	(557,116)

Vested	(5,908,686)	(700,538)	(154,181)	(27,802)	-	(6,791,207)

Unvested on December 31, 2024	6,502,517	9,109,659	10,349,280	9,011,039	-	34,972,495

Conditionally granted as variable compensation 1	-	-	-	-	7,941,585	7,941,585

Allocated 2	-	-	3,303	113,905	600,544	717,752

Forfeited	-	(51,727)	(133,432)	(144,205)	-	(329,364)

Vested	(6,502,517)	(4,199,782)	(82,469)	(252,971)	(9,337)	(11,047,076)

Unvested on December 31, 2025	-	4,858,150	10,136,682	8,727,768	8,532,792	32,255,392

Grant price (in EUR) 3	3.293	4.491	4.833	5.262	5.771

Fair value of shares at grant date (in EUR) 4	1.625 to 3.978	3.341 to 5.061	3.555 to 4.524	3.7100 to 6.3268	3.7060 to 6.9861

1	The at-target number of shares that were conditionally granted as variable compensation for the plan year.
2
Shares that are already allocated during a plan year are a combination of shares as part of fixed compensation or a sign-on
arrangement (e.g. the 600,544 shares allocated during the calendar year 2025 in relation to the 2025 plan year). Shares that are allocated in the calendar year after a plan year, concern the difference between the conditionally granted shares for that plan year and the actual number of shares that have been allocated as variable compensation (e.g. the 113,905 share correction during 2025 for the 2024 plan year). This number can therefore be positive or negative. Shares allocated during a calendar year in relation to earlier plan years are backdated corrections to the administration (e.g. during 2025, a correction of 3,303 shares was made in relation to the 2023 plan year).

3
This is the volume weighted-average price (VWAP) of Aegon on the Euronext Amsterdam stock exchange for the period December 15 to January 15. For instance for the 2025 plan year, this is the VWAP for the period December 15, 2024 to January 15, 2025.

4
These fair values are adjusted for expected dividend (when the participants are not eligible during the deferral period) and for the impact of relative total shareholder return as performance indicator for variable compensation (where applicable).